Section 16(a) of the Securities Exchange Act of 1934, requires the Fund’s directors and executive officers to file reports of ownership and changes in ownership of their equity securities of the Fund with the Securities and Exchange Commission and to furnish the Fund with copies of such reports. To the best of the Fund’s knowledge, all of the filings by the Fund’s directors and executive officers were made on a timely basis during the 2023 fiscal year, except for Ms. Hu. A Statement of Changes of Beneficial Ownership of Securities on Form 4 for Ms. Hu was not timely filed during the 2023 fiscal year due to an inadvertent administrative error. The Form 4 for Ms. Hu, which was filed on September 29, 2023, related to a purchase of Fund shares executed on September 26, 2023. For timely filing, the Form 4 should have been filed one day earlier on September 28, 2023. In addition, the Initial Statements of Beneficial Ownership of Securities on Form 3 for Ms. Hu and Ms. Noriega-Lum were not timely filed for the 2022 fiscal year due to an inadvertent administrative error. Ms. Hu was elected as a Director of the Fund on May 3, 2022 and Ms. Noriega-Lum was appointed as President of the Fund effective January 1, 2022. To the best of the Fund’s knowledge, all of the filings by the Fund’s other directors and executive officers were made on a timely basis during the 2022 fiscal year.